19. TRADE AND OTHER PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	$ 241	$ 233
Non current other payables	6,163	5,103
Non current trade and other payables	6,404	5,336
Current trade payables	16,644	11,866
Current other payables	1,408	1,001
Current trade and other payables	18,052	12,867
Customer contributions
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	80	98
Current trade payables	19	46
Funding contributions for substations
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	60	52
Current trade payables	8	22
Customer guarantees
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	101	83
Current trade payables	1	15
ENRE Penalties and discounts
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	3,886	3,477
Current other payables	288	56
Loans (mutuums) with CAMMESA
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	1,885	1,347
Compensation agreements
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	124	0
Current other payables	562	708
Liability with FOTAE
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	190	173
Payment agreement with ENRE
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	73	106
Current other payables	63	60
Other
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	5	0
Current trade payables	12	6
Current other payables	264	94
Suppliers
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	8,687	5,705
CAMMESA
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	7,595	5,470
Discounts to customers
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	37	37
Customer advances
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	205	384
Related parties
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	80	181
Current other payables	12	14
Advances for works to be executed
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables	14	14
Other creditors
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables	$ 205	$ 55